FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 9 — FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
At June 30, 2022 and December 31, 2021, assets held in the Trust Account were comprised of $34,831,528 and $175,110,029, respectively in a money market fund which is invested in U.S. Treasury Securities. During June 30, 2022 and December 31, 2021, the Company did not withdraw any interest income from the Trust Account, respectively.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2022 and December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

Description	Level	June 30, 2022	December 31, 2021
Assets:
Marketable investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$34,831,528	$175,110,029
Liabilities:
Warrant liabilities — Public Warrants	2	1,336,013	6,028,013
Warrant liabilities — Private Placement Warrants	3	2,862,245	12,609,407
Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement during six months ended June 30, 2021 was $5,778,750.

The following table presents the changes in the fair value of Level 3 warrant liabilities at June 30, 2022 and June 30, 2021:

Fair value as of December 31, 2021	$12,609,407
Change in fair value	(9,747,162)
Fair value as of June 30, 2022	$2,862,245

Fair value as of December 31, 2020	$28,062,924
Change in fair value	(9,744,364)
Transfer of Public warrants to level 1	(5,778,750)
Fair value as of June 30, 2021	$12,539,810

The Private Warrants were valued as of November 23, 2020 and subsequent periods using a Modified Black Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement. The Modified Black Scholes model’s primary unobservable input utilized in determining the fair value of the Private Warrants is the expected volatility of the ordinary shares. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own public warrant pricing. A Monte Carlo simulation methodology was used in estimating the fair value of the Public Warrants as of November 23, 2020 and December 31, 2020, for periods where no observable traded price was available, using the same expected volatility as was used in measuring the fair value of the Private Warrants. For periods subsequent to the detachment of the Public Warrants from the Units, the close price of the Public Warrant price was used as the fair value as of each relevant date.
The key inputs into the Black-Scholes-Merton model for the Private Placement Warrants were as follows:

Input	June 30, 2022	December 31, 2021
Risk-free interest rate	3.01%	1.26%
Trading days per year	252	252
Volatility	3.00%	22.0%
Exercise price	$11.50	$11.50
Stock Price	$10.09	$10.03

NOTE 9 — FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

At December 31, 2021 and 2020, assets held in the Trust Account were comprised of $175,110,029 and $175,089,531, respectively in a money market fund which is invested in U.S. Treasury Securities. During the year ended December 31, 2021, the Company did not withdraw any interest income from the Trust Account.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021 and 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

Description	Level as of December 31, 2021	December 31, 2021	December 31, 2020
Assets:
Marketable investments held in Trust Account — U.S. Treasury Securities Money Market Fund	1	$175,110,029	$175,089,531
Liabilities:
Warrant liability — Public Warrants	1	6,028,013	—
Warrant liability — Public Warrants	3	—	14,403,750
Warrant liability — Private Placement Warrants	3	12,609,407	13,659,174
Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement during the year ended December 31, 2021 was $6,028,013.
The following table presents the changes in the fair value of Level 3 warrant liabilities:

Fair value as of January 1, 2021	$28,062,924
Change in fair value	(10,825,645)
Transfer of Public warrants to level 1	(5,778,750)

Fair value as of March 31, 2021	11,458,529
Change in fair value	1,081,281

Fair value as of June 30, 2021	12,539,810
Change in fair value	(443,828)

Fair value as of September 30, 2021	$12,095,982

Change in fair value	513,425

Fair value as of December 31, 2021	$12,609,407

The Private Warrants were valued as of November 23, 2020 and subsequent periods using a Modified Black Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement. The Modified Black Scholes model’s primary unobservable input utilized in determining the fair value of the Private Warrants is the expected volatility of the ordinary shares. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own public warrant pricing. A Monte Carlo simulation methodology was used in estimating the fair value of the Public Warrants as of November 23, 2020 and December 31, 2020, for periods where no observable traded price was available, using the same expected volatility as was used in measuring the fair value of the Private Warrants. For periods subsequent to the detachment of the Public
Warrants from the Units, the close price of the Public Warrant price was used as the fair value as of each relevant date.

The key inputs into the Black-Scholes-Merton model for the Private Placement Warrants were as follows:

Input	December 31, 2021	December 31, 2020
Risk-free interest rate	1.26%	0.56%
Trading days per year	252	252
Volatility	22.0%	28.0%
Exercise price	$11.50	$11.50
Stock Price	$10.03	$9.54